Investments	9 Months Ended
Sep. 30, 2011
Investments {2}
Investments

(2)                               Investments

The following is a summary of the investments categorized as Available for Sale at September 30, 2011 and December 31, 2010:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(in thousands)	Cost	Gains	Losses	Value
At September 30, 2011:
Investments — Available for Sale
U.S. Gov’t Treasuries	$2,100	$26	$—	$2,126
Corporate Notes	4,136	36	(9)	4,163
Residential Mortgage-Backed Securities	92,672	3,337	—	96,009
Residential Collateralized Mortgage Obligations (“CMOs”)	1,000	1	(1)	1,000
Total	$99,908	$3,400	$(10)	$103,298
At December 31, 2010:
Investments — Available for Sale
U.S. Gov’t Treasuries	$150	$—	$—	$150
Debt issued by the States of the United States	2,012	3	—	2,015
Residential Mortgage-Backed Securities	53,105	1,588	(174)	54,519
Residential CMOs	1,783	7	—	1,790
Total	$57,050	$1,598	$(174)	$58,474

The Company did not have any investment securities categorized as “Held to Maturity” or “Trading” at September 30, 2011 or December 31, 2010.

Additionally, at September 30, 2011 and December 31, 2010, the carrying amount of securities pledged to the State of California Treasurer’s Office to secure their deposits was $59.0 million and $56.3 million, respectively.  Deposits from the State of California were $34.0 million at both September 30, 2011 and December 31, 2010.

The fair value of AFS securities and the weighted average yield of investment securities by contractual maturity at September 30, 2011 are as follows:

(dollars in thousands)

Available for Sale	1 Year or Less	Weighted Average Yield	After 1 Through 5 Years	Weighted Average Yield	After 5 Through 10 Years	Weighted Average Yield	After 10 Years	Weighted Average Yield	Total	Weighted Average Yield
U.S. Government Treasuries	$—	—%	$2,126	0.64%	$—	—%	$—	—%	$2,126	0.64%
Corporate Notes	—	—	4,163	1.16	—	—	—	—	4,163	1.16
Residential Mortgage-Backed Securities	15	4.22	1,202	4.36	58,493	2.78	36,299	3.30	96,009	3.00
Residential CMOs	—	—	—	—	399	1.26	601	0.31	1,000	0.69
Total	$15	4.22%	$7,491	1.53%	$58,892	2.77%	$36,900	3.26%	$103,298	2.85%

A total of three and nine securities had unrealized losses at September 30, 2011 and December 31, 2010, respectively.  Information pertaining to securities with gross unrealized losses aggregated by investment category and length of time that individual securities have been in a continuous loss position, follows:

	Less than Twelve Months		Twelve Months or More
(in thousands)	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
At September 30, 2011:
Investments-Available for Sale
Corporate Notes	$(9)	$1,573	$—	$—
Residential CMOs	(1)	601	—	—
Total	$(10)	$2,174	$—	$—

At December 31, 2010:
Investments-Available for Sale
Residential Mortgage-Backed Securities	$(174)	$18,146	$—	$—

The Company’s assessment that it has the ability to continue to hold impaired investment securities along with its evaluation of their future performance provide the basis for it to conclude that its impaired securities are not other-than-temporarily impaired.  In assessing whether it is more likely than not that the Company will be required to sell any impaired security before its anticipated recovery, which may be at their maturity, it considers the significance of each investment, the amount of impairment, as well as the Company’s liquidity position and the impact on the Company’s capital position.  As a result of its analyses, the Company determined at September 30, 2011 and December 31, 2010 that the unrealized losses on its securities portfolio on which impairments had not been recognized are temporary.